Equity Financing Transactions - Summary of Proceeds Received from Financial Transactions (Detail) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Subsidiary, Sale of Stock [Line Items]
Net Proceeds Received	$ 187,576	$ 7,475
Teekay Offshore [Member] | Preferred Units Offering [Member]
Subsidiary, Sale of Stock [Line Items]
Total Proceeds Received	125,000
Offering Expenses	(4,187)
Net Proceeds Received	120,813
Teekay LNG [Member] | Continuous Offering Program [Member]
Subsidiary, Sale of Stock [Line Items]
Total Proceeds Received	16,568
Less: Teekay Corporation Portion	(331)
Offering Expenses	(402)
Net Proceeds Received	15,835
Teekay Tankers [Member] | Continuous Offering Program [Member]
Subsidiary, Sale of Stock [Line Items]
Total Proceeds Received	38,122
Offering Expenses	(859)
Net Proceeds Received	37,263
Teekay Tankers [Member] | Public Offering [Member]
Subsidiary, Sale of Stock [Line Items]
Total Proceeds Received	13,716
Offering Expenses	(51)
Net Proceeds Received	$ 13,665